Segment Information - Schedule of Revenue Derived from Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Geo Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 100,515	$ 137,337	$ 321,395	$ 429,404
Geo Segment [Member] | Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48,615	71,949	154,897	217,923
Geo Segment [Member] | Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	50,503	63,133	159,936	203,096
Geo Segment [Member] | Consulting and other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,397	2,255	6,562	8,385
LEO Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	545	1,104	2,520	13,645
LEO Segment [Member] | Consulting and other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 545	$ 1,104	$ 2,520	$ 13,645